Note 12 - Income Taxes (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Mar. 31, 2015
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	35.00%	35.00%	35.00%
Valuation Allowance, Deferred Tax Asset, Increase (Decrease), Amount	$ 4,935,303	$ 5,034,877	$ 3,903,777
Unrecognized Tax Benefits	0	0		0
Domestic Tax Authority [Member]
Note 12 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	62,196,737
State and Local Jurisdiction [Member] | IDAHO
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.10%	0.10%	0.40%
State and Local Jurisdiction [Member] | UTAH
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	2.30%	1.50%	2.30%
State and Local Jurisdiction [Member] | NEW YORK
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.40%	0.50%
State and Local Jurisdiction [Member]
Note 12 - Income Taxes (Details) [Line Items]
Operating Loss Carryforwards	$ 39,533,764
IDAHO
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.10%
UTAH
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	2.30%
NEW YORK
Note 12 - Income Taxes (Details) [Line Items]
Effective Income Tax Rate Reconciliation, State and Local Income Taxes, Percent	0.45%